Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 254,581	€ 111,426
Additions	52,012	159,179
Payments	(2,626)	(18,022)
Other releases	(879)	(15,198)
Revenue recognition	(169,242)	0
Interest expense capitalized	9,597	8,478
Exchange rate difference	(357)	8,718
BALANCE AS AT DECEMBER 31	143,085	254,581
Less non-current portion	(6,635)	(158,970)
CURRENT PORTION	€ 136,450	€ 95,611